Distribution Date:	04/17/25	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-15				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765LAQ3	1.706000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765LAR1	3.088000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765LAS9	3.479000%	63,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61765LAT7	3.479000%	200,000,000.00	92,688,084.54	47,450,788.02	268,718.21	0.00	0.00	47,719,506.23	45,237,296.52	41.86%	30.00%
A-4	61765LAU4	3.732000%	339,992,000.00	339,992,000.00	0.00	1,057,375.12	0.00	0.00	1,057,375.12	339,992,000.00	41.86%	30.00%
A-S	61765LAW0	4.036000%	54,955,000.00	54,955,000.00	0.00	184,831.98	0.00	0.00	184,831.98	54,955,000.00	33.57%	24.13%
B	61765LAX8	4.450227%	58,464,000.00	58,464,000.00	0.00	216,815.06	0.00	0.00	216,815.06	58,464,000.00	24.74%	17.88%
C	61765LAY6	4.450227%	40,925,000.00	40,925,000.00	0.00	151,771.28	0.00	0.00	151,771.28	40,925,000.00	18.57%	13.50%
D	61765LAC4	3.257000%	47,940,000.00	47,940,000.00	0.00	130,117.15	0.00	0.00	130,117.15	47,940,000.00	11.33%	8.38%
E	61765LAE0	4.450227%	28,062,000.00	28,062,000.00	0.00	104,068.56	0.00	0.00	104,068.56	28,062,000.00	7.10%	5.38%
F	61765LAG5	4.450227%	17,539,000.00	17,539,000.00	0.00	65,043.78	0.00	0.00	65,043.78	17,539,000.00	4.45%	3.50%
G	61765LAJ9	4.450227%	32,740,433.00	29,486,610.61	0.00	96,364.30	0.00	0.00	96,364.30	29,486,610.61	0.00%	0.00%
V	61765LAM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765LAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			935,417,435.00	710,051,695.15	47,450,788.02	2,275,105.44	0.00	0.00	49,725,893.46	662,600,907.13

X-A	61765LAV2	0.772424%	654,792,000.00	432,680,084.54	0.00	278,510.50	0.00	0.00	278,510.50	385,229,296.52
X-B	61765LAA8	0.414227%	54,955,000.00	54,955,000.00	0.00	18,969.87	0.00	0.00	18,969.87	54,955,000.00
X-D	61765LAZ3	1.193227%	47,940,000.00	47,940,000.00	0.00	47,669.42	0.00	0.00	47,669.42	47,940,000.00
Notional SubTotal			757,687,000.00	535,575,084.54	0.00	345,149.79	0.00	0.00	345,149.79	488,124,296.52

Deal Distribution Total					47,450,788.02	2,620,255.23	0.00	0.00	50,071,043.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765LAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765LAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61765LAT7	463.44042270	237.25394010	1.34359105	0.00000000	0.00000000	0.00000000	0.00000000	238.59753115	226.18648260
A-4	61765LAU4	1,000.00000000	0.00000000	3.11000000	0.00000000	0.00000000	0.00000000	0.00000000	3.11000000	1,000.00000000
A-S	61765LAW0	1,000.00000000	0.00000000	3.36333327	0.00000000	0.00000000	0.00000000	0.00000000	3.36333327	1,000.00000000
B	61765LAX8	1,000.00000000	0.00000000	3.70852251	0.00000000	0.00000000	0.00000000	0.00000000	3.70852251	1,000.00000000
C	61765LAY6	1,000.00000000	0.00000000	3.70852242	0.00000000	0.00000000	0.00000000	0.00000000	3.70852242	1,000.00000000
D	61765LAC4	1,000.00000000	0.00000000	2.71416667	0.00000000	0.00000000	0.00000000	0.00000000	2.71416667	1,000.00000000
E	61765LAE0	1,000.00000000	0.00000000	3.70852256	0.00000000	0.00000000	0.00000000	0.00000000	3.70852256	1,000.00000000
F	61765LAG5	1,000.00000000	0.00000000	3.70852272	0.00000000	0.00000000	0.00000000	0.00000000	3.70852272	1,000.00000000
G	61765LAJ9	900.61761278	0.00000000	2.94328117	0.39667924	16.54925761	0.00000000	0.00000000	2.94328117	900.61761278
V	61765LAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765LAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765LAV2	660.79012044	0.00000000	0.42534194	0.00000000	0.00000000	0.00000000	0.00000000	0.42534194	588.32315685
X-B	61765LAA8	1,000.00000000	0.00000000	0.34518915	0.00000000	0.00000000	0.00000000	0.00000000	0.34518915	1,000.00000000
X-D	61765LAZ3	1,000.00000000	0.00000000	0.99435586	0.00000000	0.00000000	0.00000000	0.00000000	0.99435586	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/25 - 03/30/25	30	0.00	268,718.21	0.00	268,718.21	0.00	0.00	0.00	268,718.21	0.00
A-4	03/01/25 - 03/30/25	30	0.00	1,057,375.12	0.00	1,057,375.12	0.00	0.00	0.00	1,057,375.12	0.00
X-A	03/01/25 - 03/30/25	30	0.00	278,510.50	0.00	278,510.50	0.00	0.00	0.00	278,510.50	0.00
X-B	03/01/25 - 03/30/25	30	0.00	18,969.87	0.00	18,969.87	0.00	0.00	0.00	18,969.87	0.00
A-S	03/01/25 - 03/30/25	30	0.00	184,831.98	0.00	184,831.98	0.00	0.00	0.00	184,831.98	0.00
B	03/01/25 - 03/30/25	30	0.00	216,815.06	0.00	216,815.06	0.00	0.00	0.00	216,815.06	0.00
C	03/01/25 - 03/30/25	30	0.00	151,771.28	0.00	151,771.28	0.00	0.00	0.00	151,771.28	0.00
D	03/01/25 - 03/30/25	30	0.00	130,117.15	0.00	130,117.15	0.00	0.00	0.00	130,117.15	0.00
X-D	03/01/25 - 03/30/25	30	0.00	47,669.42	0.00	47,669.42	0.00	0.00	0.00	47,669.42	0.00
E	03/01/25 - 03/30/25	30	0.00	104,068.56	0.00	104,068.56	0.00	0.00	0.00	104,068.56	0.00
F	03/01/25 - 03/30/25	30	0.00	65,043.78	0.00	65,043.78	0.00	0.00	0.00	65,043.78	0.00
G	03/01/25 - 03/30/25	30	528,842.41	109,351.76	0.00	109,351.76	12,987.45	0.00	0.00	96,364.30	541,829.86
Totals			528,842.41	2,633,242.69	0.00	2,633,242.69	12,987.45	0.00	0.00	2,620,255.23	541,829.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	50,071,043.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,647,321.37	Master Servicing Fee	9,868.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,419.16
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	305.72
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,274.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,647,321.37	Total Fees	14,078.45

Principal		Expenses/Reimbursements
Scheduled Principal	10,552,680.40	Reimbursement for Interest on Advances	1.57
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	36,898,107.62	Special Servicing Fees (Monthly)	12,986.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	47,450,788.02	Total Expenses/Reimbursements	12,987.68

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,620,255.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	47,450,788.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	50,071,043.25
Total Funds Collected	50,098,109.39	Total Funds Distributed	50,098,109.38

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	710,051,695.15	710,051,695.15	Beginning Certificate Balance	710,051,695.15
(-) Scheduled Principal Collections	10,552,680.40	10,552,680.40	(-) Principal Distributions	47,450,788.02
(-) Unscheduled Principal Collections	36,898,107.62	36,898,107.62	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	662,600,907.13	662,600,907.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	710,060,598.70	710,060,598.70	Ending Certificate Balance	662,600,907.13
Ending Actual Collateral Balance	662,600,907.15	662,600,907.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	74,178,185.95	11.20%	2	4.2824	NAP	Defeased	9	74,178,185.95	11.20%	2	4.2824	NAP
5,000,000 or less	15	52,347,111.40	7.90%	3	4.7228	2.015903	1.20 or less	4	46,070,373.13	6.95%	3	4.6936	0.800279
5,000,001 to 10,000,000	14	103,198,035.93	15.57%	3	4.4827	1.935092	1.21 to 1.30	3	64,420,422.06	9.72%	1	3.8841	1.282016
10,000,001 to 15,000,000	4	46,947,752.30	7.09%	3	4.7782	1.273545	1.31 to 1.40	3	94,578,635.70	14.27%	3	4.4007	1.326542
15,000,001 to 20,000,000	1	18,406,848.49	2.78%	3	4.6050	0.975100	1.41 to 1.50	5	65,362,492.52	9.86%	3	4.6294	1.480182
20,000,001 to 30,000,000	6	138,800,176.37	20.95%	3	4.3999	1.723811	1.51 to 1.60	3	33,912,161.80	5.12%	3	4.6839	1.582717
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	4	14,812,512.16	2.24%	3	4.7980	1.653950
40,000,001 to 50,000,000	1	50,000,000.00	7.55%	1	3.7075	1.281200	1.71 to 1.80	4	32,971,257.06	4.98%	2	4.5108	1.751080
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	5	53,938,469.54	8.14%	3	4.3144	1.872347
60,000,001 to 70,000,000	1	68,722,796.69	10.37%	3	4.3700	1.321000	1.91 to 2.00	2	113,959,231.05	17.20%	(1)	3.8808	1.962093
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	2	6,761,176.48	1.02%	3	4.8687	2.157744
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	110,000,000.00	16.60%	(1)	3.8600	1.961200	2.31 to 2.40	1	6,188,243.64	0.93%	3	4.8900	2.319900
Totals	52	662,600,907.13	100.00%	2	4.3127	1.672958	2.41 to 2.50	1	25,518,669.00	3.85%	1	4.1530	2.442700
							2.51 to 2.60	1	7,641,986.47	1.15%	3	4.4200	2.580200
							2.61 to 2.70	1	2,527,993.40	0.38%	3	4.7100	2.679800
							2.71 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 or greater	4	19,759,097.17	2.98%	3	4.3639	3.687678
							Totals	52	662,600,907.13	100.00%	2	4.3127	1.672958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	74,178,185.95	11.20%	2	4.2824	NAP	Washington	2	8,573,502.31	1.29%	3	4.7609	1.747293
Alabama	3	6,445,886.13	0.97%	3	4.6050	1.595200	Wisconsin	5	10,468,482.49	1.58%	2	4.6293	1.917902
Arkansas	3	2,325,000.00	0.35%	1	4.1530	2.442700	Totals	96	662,600,907.13	100.00%	2	4.3127	1.672958
California	4	40,424,104.94	6.10%	3	4.3783	2.002336
									Property Type³
Connecticut	1	4,993,292.07	0.75%	3	4.6050	1.595200
Delaware	1	5,719,589.10	0.86%	3	4.6050	1.595200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	15,388,786.77	2.32%	3	4.4310	1.548728		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	2,088,103.96	0.32%	3	4.6050	1.595200	Defeased	10	74,178,185.95	11.20%	2	4.2824	NAP
Illinois	2	3,093,623.52	0.47%	3	4.8850	2.208300	Industrial	1	5,179,147.34	0.78%	3	4.4100	1.815300
Indiana	1	5,356,440.58	0.81%	3	4.6050	1.595200	Lodging	9	78,192,137.50	11.80%	3	4.6674	1.583753
Louisiana	2	10,792,757.99	1.63%	2	4.2655	1.737740	Mixed Use	2	114,614,271.26	17.30%	(1)	3.9067	1.944311
Maryland	1	68,722,796.69	10.37%	3	4.3700	1.321000	Mobile Home Park	1	5,474,516.48	0.83%	2	4.1010	3.007800
Massachusetts	2	25,141,467.40	3.79%	3	4.6353	1.134187	Multi-Family	9	122,029,249.50	18.42%	3	4.3466	1.541142
Michigan	2	10,598,865.13	1.60%	3	4.6905	1.618621	Office	4	35,933,447.30	5.42%	3	4.4823	1.433399
Missouri	1	6,188,243.64	0.93%	3	4.8900	2.319900	Other	2	50,984,000.00	7.69%	1	3.7161	1.303617
Nevada	3	9,652,133.65	1.46%	3	4.6256	3.727089	Retail	55	161,731,370.86	24.41%	3	4.5582	1.631029
New York	4	168,764,982.65	25.47%	0	3.8545	1.742561	Self Storage	3	14,284,580.69	2.16%	3	4.4647	3.948239
North Carolina	10	42,477,264.56	6.41%	3	4.6718	1.351122	Totals	96	662,600,907.13	100.00%	2	4.3127	1.672958
Ohio	6	11,493,905.92	1.73%	2	4.4565	1.873696
Pennsylvania	5	22,456,979.93	3.39%	2	4.6515	1.724187
South Carolina	3	2,418,839.11	0.37%	2	4.3651	2.045081
Tennessee	6	10,498,202.95	1.58%	3	4.5165	1.761096
Texas	8	65,665,983.25	9.91%	3	4.3880	1.869686
Vermont	1	11,977,410.42	1.81%	4	4.7600	1.082900
Virginia	3	16,696,075.79	2.52%	2	4.3199	1.840619

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	74,178,185.95	11.20%	2	4.2824	NAP	Defeased	9	74,178,185.95	11.20%	2	4.2824	NAP
	4.000% or less	2	160,000,000.00	24.15%	0	3.8123	1.748700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	16	214,512,870.73	32.37%	3	4.2954	1.810596	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	23	205,311,932.66	30.99%	3	4.6967	1.520155	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	8,597,917.79	1.30%	3	5.1451	1.454873	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	662,600,907.13	100.00%	2	4.3127	1.672958	49 months or greater	43	588,422,721.18	88.80%	2	4.3165	1.687228
								Totals	52	662,600,907.13	100.00%	2	4.3127	1.672958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	74,178,185.95	11.20%	2	4.2824	NAP	Defeased	9	74,178,185.95	11.20%	2	4.2824	NAP
	114 months or less	43	588,422,721.18	88.80%	2	4.3165	1.687228	Interest Only	8	228,263,169.00	34.45%	0	3.9368	1.921033
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	35	360,159,552.18	54.36%	3	4.5571	1.539046
	Totals	52	662,600,907.13	100.00%	2	4.3127	1.672958	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	662,600,907.13	100.00%	2	4.3127	1.672958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	74,178,185.95	11.20%	2	4.2824	NAP			No outstanding loans in this group
Underwriter's Information		3	54,151,852.19	8.17%	3	4.6050	1.484951
	12 months or less	39	524,703,737.24	79.19%	2	4.2884	1.706850
	13 months to 24 months	1	9,567,131.75	1.44%	2	4.2220	1.756000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	662,600,907.13	100.00%	2	4.3127	1.672958
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1443371	MU	New York	NY	Actual/360	3.860%	365,627.78	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	02/06/25
2	1544230	RT	Various	Various	Actual/360	4.605%	89,625.88	38,609.93	0.00	N/A	07/01/25	--	22,601,881.56	22,563,271.63	04/01/25
3	1544972	MF	Hanover	MD	Actual/360	4.370%	259,038.59	114,505.62	0.00	N/A	07/01/25	--	68,837,302.31	68,722,796.69	04/01/25
4	1443312	98	New York	NY	Actual/360	3.708%	159,628.47	0.00	0.00	05/05/25	05/05/45	--	50,000,000.00	50,000,000.00	04/05/25
5	300801294	OF	Los Angeles	CA	Actual/360	4.335%	81,842.41	52,328.36	0.00	N/A	07/01/25	--	21,924,520.84	21,872,192.48	04/01/25
6	304261006	MF	Fenton	MI	Actual/360	4.360%	82,652.02	48,925.82	0.00	N/A	06/01/25	--	22,014,448.19	21,965,522.37	04/01/25
7	300801262	Various Various		Various	Actual/360	4.153%	91,259.72	0.00	0.00	N/A	05/01/25	--	25,518,669.00	25,518,669.00	04/01/25
8	695100524	RT	Westfield	MA	Actual/360	4.605%	73,250.62	65,516.22	0.00	N/A	07/06/25	--	18,472,364.71	18,406,848.49	04/06/25
9	1544947	MF	Missouri City	TX	Actual/360	4.140%	84,565.53	0.00	0.00	N/A	07/01/25	--	23,719,500.00	23,719,500.00	04/01/25
11	300801302	SS	Various	NY	Actual/360	4.725%	54,996.10	13,516,705.53	0.00	N/A	07/01/25	--	13,516,705.53	0.00	04/01/25
12	304261012	LO	Asheville	NC	Actual/360	4.930%	48,822.95	39,415.93	0.00	N/A	07/01/25	--	11,500,530.15	11,461,114.22	04/01/25
13	304261013	LO	Wyomissing	PA	Actual/360	4.720%	50,684.43	28,331.34	0.00	N/A	06/01/25	--	12,470,198.74	12,441,867.40	04/01/25
14	300801305	LO	Waco	TX	Actual/360	4.706%	44,993.53	35,604.18	0.00	N/A	07/01/25	--	11,102,964.44	11,067,360.26	04/01/25
16	304261016	RT	Saint Albans	VT	Actual/360	4.760%	49,181.47	21,322.32	0.00	N/A	08/01/25	--	11,998,732.74	11,977,410.42	04/01/25
17	300801282	MF	West Carrollton	OH	Actual/360	4.173%	44,062.22	21,255.09	0.00	N/A	06/01/25	--	12,261,930.05	12,240,674.96	04/01/25
18	1443522	LO	Chester	VA	Actual/360	4.113%	35,442.83	24,809.29	0.00	N/A	06/01/25	--	10,007,150.59	9,982,341.30	04/01/25
21	300801274	LO	Monroe	LA	Actual/360	4.222%	34,842.24	16,467.87	0.00	N/A	06/01/25	--	9,583,599.62	9,567,131.75	04/01/25
23	304261023	RT	Plano	TX	Actual/360	4.350%	33,817.80	16,710.10	0.00	N/A	07/01/25	--	9,028,111.19	9,011,401.09	04/01/25
24	695100507	MU	Ann Arbor	MI	Actual/360	4.320%	32,948.73	17,151.97	0.00	N/A	06/06/25	--	8,857,186.60	8,840,034.63	04/06/25
26	300801288	MF	Humble	TX	Actual/360	4.268%	29,857.86	15,867.36	0.00	N/A	06/01/25	--	8,124,096.14	8,108,228.78	04/01/25
28	300801297	LO	Andover	MA	Actual/360	4.718%	27,457.12	23,687.93	0.00	N/A	07/01/25	--	6,758,306.84	6,734,618.91	04/01/25
29	304261029	LO	Duluth	GA	Actual/360	4.760%	30,304.36	7,393,310.98	0.00	N/A	06/01/25	--	7,393,310.98	0.00	04/01/25
30	304261030	MF	Dallas	TX	Actual/360	4.420%	29,141.42	14,494.26	0.00	N/A	07/01/25	--	7,656,480.73	7,641,986.47	04/01/25
31	304261031	RT	Dallas	TX	Actual/360	4.435%	28,636.83	13,198.67	0.00	N/A	07/01/25	--	7,498,459.88	7,485,261.21	04/01/25
32	304261032	SS	Van Nuys	CA	Actual/360	4.450%	31,805.14	0.00	0.00	N/A	07/01/25	--	8,300,000.00	8,300,000.00	04/01/25
33	304261033	LO	Grafton	WI	Actual/360	4.890%	28,552.53	14,917.23	0.00	N/A	07/01/25	--	6,780,730.72	6,765,813.49	04/01/25
34	304261034	RT	Westfall	PA	Actual/360	4.730%	26,262.13	14,527.55	0.00	N/A	07/01/25	--	6,447,771.90	6,433,244.35	04/01/25
35	304261035	OF	Raleigh	NC	Actual/360	4.790%	26,094.32	14,127.37	0.00	N/A	07/01/25	--	6,326,320.65	6,312,193.28	04/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	304261037	LO	St Charles	MO	Actual/360	4.890%	26,115.11	13,643.82	0.00	N/A	07/01/25	--	6,201,887.46	6,188,243.64	04/01/25
38	695100525	LO	Princeton	NJ	Actual/360	4.695%	21,233.88	5,252,118.08	0.00	N/A	07/06/25	--	5,252,118.08	0.00	04/06/25
39	300801298	IN	Coconut Creek	FL	Actual/360	4.410%	19,739.25	18,812.30	0.00	N/A	07/01/25	--	5,197,959.64	5,179,147.34	04/01/25
40	300801295	MF	Bryan	TX	Actual/360	4.476%	23,315.88	6,049,262.79	0.00	N/A	07/01/25	--	6,049,262.79	0.00	04/01/25
44	300801301	MU	Clinton	WA	Actual/360	5.020%	20,014.41	15,716.70	0.00	N/A	07/01/25	--	4,629,987.96	4,614,271.26	04/01/25
45	300801286	RT	Various	SC	Actual/360	4.315%	18,195.14	11,797.89	0.00	N/A	06/01/25	--	4,896,835.16	4,885,037.27	04/01/25
46	300801285	MH	Merced	CA	Actual/360	4.101%	19,366.80	9,628.58	0.00	N/A	06/01/25	--	5,484,145.06	5,474,516.48	04/01/25
49	695100532	RT	Merced	CA	Actual/360	4.770%	19,666.93	10,658.57	0.00	N/A	08/06/25	--	4,788,054.55	4,777,395.98	04/06/25
50	300801268	RT	Ashland	VA	Actual/360	4.195%	19,251.88	8,116.74	0.00	N/A	05/01/25	--	5,329,445.58	5,321,328.84	04/01/25
51	304261051	IN	Frederick	MD	Actual/360	4.050%	16,217.13	4,650,072.63	0.00	N/A	04/01/25	--	4,650,072.63	0.00	04/01/25
52	300801264	MF	Monroe	LA	Actual/360	3.950%	18,673.62	0.00	0.00	N/A	05/01/25	--	5,490,000.00	5,490,000.00	04/01/25
53	304261053	RT	Greer	SC	Actual/360	4.510%	18,526.10	4,770,328.67	0.00	N/A	07/01/25	--	4,770,328.67	0.00	04/01/25
54	1544511	RT	Brentwood	CA	Actual/360	4.370%	18,426.14	4,896,588.70	0.00	N/A	07/01/25	04/01/25	4,896,588.70	0.00	04/01/25
56	304261056	LO	San Antonio	TX	Actual/360	5.290%	18,206.19	13,077.53	0.00	N/A	08/01/25	--	3,996,724.06	3,983,646.53	04/01/25
58	304261058	MF	Petersburg	VA	Actual/360	4.643%	15,989.55	9,127.30	0.00	N/A	07/01/25	--	3,999,247.94	3,990,120.64	04/01/25
59	695100530	OF	Dearborn	MI	Actual/360	4.844%	15,843.32	8,413.78	0.00	N/A	07/06/25	--	3,798,244.27	3,789,830.49	04/06/25
60	300801293	OF	Vancouver	WA	Actual/360	4.459%	15,230.88	7,460.46	0.00	N/A	07/01/25	--	3,966,691.51	3,959,231.05	04/01/25
62	1544468	RT	Las Vegas	NV	Actual/360	4.855%	15,366.90	8,128.87	0.00	N/A	07/01/25	--	3,675,681.83	3,667,552.96	04/01/25
64	304261064	MF	Miami Beach	FL	Actual/360	4.250%	15,462.33	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	04/01/25
65	304261065	RT	Rockingham	NC	Actual/360	4.720%	14,161.66	7,281.76	0.00	N/A	07/01/25	--	3,484,278.46	3,476,996.70	04/01/25
66	1544576	RT	Corinth	TX	Actual/360	4.670%	14,103.31	8,101.06	0.00	N/A	07/01/25	--	3,507,074.59	3,498,973.53	04/01/25
67	695100527	MF	Chicago	IL	Actual/360	4.885%	13,042.13	6,825.95	0.00	N/A	07/06/25	--	3,100,449.47	3,093,623.52	04/06/25
69	1544258	RT	Hobart	IN	Actual/360	4.100%	10,353.34	7,283.40	0.00	N/A	06/01/25	--	2,932,496.66	2,925,213.26	04/01/25
70	300801306	SS	Las Vegas	NV	Actual/360	4.456%	13,429.89	0.00	0.00	N/A	07/01/25	--	3,500,000.00	3,500,000.00	04/01/25
71	304261071	RT	Brooklyn	NY	Actual/360	4.660%	12,038.33	0.00	0.00	N/A	07/01/25	--	3,000,000.00	3,000,000.00	03/01/25
72	304261072	MF	Vero Beach	FL	Actual/360	4.710%	10,274.63	5,302.54	0.00	N/A	07/01/25	--	2,533,295.94	2,527,993.40	04/01/25
73	300801299	SS	Las Vegas	NV	Actual/360	4.526%	9,699.06	4,023.19	0.00	N/A	07/01/25	--	2,488,603.88	2,484,580.69	04/01/25
74	300801280	RT	Wilkes Barre	PA	Actual/360	4.493%	4,880.44	4,561.96	0.00	N/A	06/01/25	--	1,261,430.14	1,256,868.18	04/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A	453000270				Actual/360	4.605%	89,625.88	38,609.93	0.00	N/A	07/01/25	--	22,601,881.56	22,563,271.63	04/01/25
2B	453000271				Actual/360	4.605%	89,625.88	38,609.93	0.00	N/A	07/01/25	--	22,601,881.56	22,563,271.63	04/01/25
2C	453000275				Actual/360	4.605%	35,850.35	15,443.97	0.00	N/A	07/01/25	--	9,040,752.90	9,025,308.93	04/01/25
Totals							2,647,321.37	47,450,788.02	0.00				710,051,695.15	662,600,907.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,518,484.00	0.00	--	--	--	0.00	0.00	363,970.14	694,069.44	0.00	0.00
2	18,274,367.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,622,480.30	4,489,705.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,341,358.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,799,806.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,714,547.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,939,959.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	276,811.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,814,562.35	1,824,543.11	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,051,943.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	774,275.07	789,803.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,678,287.92	1,523,830.52	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,095,843.27	1,218,023.03	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	754,804.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,102,311.39	0.00	--	--	--	0.00	0.00	0.00	0.00	9,125.79	0.00
29	947,554.17	970,840.83	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,425,358.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	917,962.87	677,981.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,285,872.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,108,250.52	970,101.92	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	787,517.79	538,462.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	671,251.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	1,312,657.25	1,241,498.25	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	933,582.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	726,790.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1,056,960.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	580,452.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	842,279.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	588,127.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	576,529.42	434,460.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	551,685.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	580,694.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	629,997.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	281,577.33	54,437.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	469,209.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	548,750.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	790,686.33	595,608.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	(37,125.46)	187,175.65	01/01/24	09/30/24	--	0.00	0.00	12,012.50	12,012.50	0.00	0.00
72	523,034.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	747,762.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	203,773.00	147,522.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	96,034,228.12	15,940,806.41				0.00	0.00	375,982.64	706,081.94	9,125.79	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	300801302	13,488,478.99	Payoff Prior to Maturity	0.00	0.00
29	304261029	7,376,612.82	Payoff Prior to Maturity	0.00	0.00
38	695100525	5,233,664.87	Payoff Prior to Maturity	0.00	0.00
40	300801295	6,037,917.81	Payoff Prior to Maturity	0.00	0.00
53	304261053	4,761,433.13	Payoff Prior to Maturity	0.00	0.00
Totals		36,898,107.62		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	36,898,107.62	4.312671%	4.248549%	2
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	39,152,553.79	4.329697%	4.306672%	3
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,148,194.62	4.335637%	4.312708%	4
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.337659%	4.314797%	5
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.340988%	4.318202%	6
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.341279%	4.318493%	7
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,000,000.00	4.341552%	4.318766%	8
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343343%	4.320603%	9
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343609%	4.320868%	10
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.343872%	4.321132%	11
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344149%	4.321408%	12
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.344409%	4.321668%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	1443371	02/06/25	1	5	363,970.14	694,069.44	0.00	110,000,000.00	03/17/25	13
71	304261071	03/01/25	0	B	12,012.50	12,012.50	0.00	3,000,000.00
Totals					375,982.64	706,081.94	0.00	113,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		110,000,000	0		110,000,000	0
0 - 6 Months		502,600,907	502,600,907		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		50,000,000	50,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	662,600,907	552,600,907	110,000,000	0	0	0
Mar-25	710,051,695	600,051,695	110,000,000	0	0	0
Feb-25	761,412,393	761,412,393	0	0	0	0
Jan-25	770,655,771	770,655,771	0	0	0	0
Dec-24	781,196,052	781,196,052	0	0	0	0
Nov-24	782,363,985	782,363,985	0	0	0	0
Oct-24	783,460,889	783,460,889	0	0	0	0
Sep-24	790,620,294	790,620,294	0	0	0	0
Aug-24	791,708,419	791,708,419	0	0	0	0
Jul-24	792,792,310	792,792,310	0	0	0	0
Jun-24	793,939,169	793,939,169	0	0	0	0
May-24	795,014,381	795,014,381	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	1443371	110,000,000.00	110,000,000.00	630,000,000.00	01/01/15	23,859,145.00	1.96120	12/31/24	03/06/25	I/O
Totals		110,000,000.00	110,000,000.00	630,000,000.00		23,859,145.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	1443371	MU	NY	03/17/25	13

The Loan transferred to the Special Servicer on 3/20/25 due to Maturity Default after the Borrower was unable to payoff the Loan at the 3/6/25 Maturity Date. The collateral consists of two Class B multi-tenant office buildings totaling 510K SF located in New York, NY. 535 Fifth Ave is a 36-story, 335K SF multi-tenant (~40+) office building built in 1927. 545 Fifth Ave is a 14-story, 182K SF multi-tenant (~30+) office building built in 1898. The major tenants are Best Buy (36,787 SF, 7%

NRA, 3/31 LXP), Pen ton Learning Systems (28,310 SF, 5% NRA, 5/25 LXP) and NBA (25,562 SF, 5% NRA, 12/35 LXP). The Property reported an annualized YTD 06/2024 NOI/DSCR/Occ of $25.3MM/2.09x/93%. The Lender is in discussions with the Borrower for a potential maturity extension while simultaneously reserving all rights under the Loan Documents.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1544230	24,687,667.71	4.60500%	24,687,667.71	4.60500%	10	06/11/20	05/01/20	05/01/20
2	1544230	24,657,328.79	4.60500%	24,657,328.79	4.60500%	10	05/01/20	05/01/20	06/11/20
2A	453000270	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2A	453000270	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2B	453000271	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2B	453000271	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2C	453000275	9,888,414.65	4.60500%	9,888,414.65	4.60500%	10	04/28/20	05/01/20	08/11/20
2C	453000275	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
13	304261013	0.00	4.72000%	0.00	4.72000%	10	05/06/22	06/01/21	06/13/22
13	304261013	0.00	4.72000%	0.00	4.72000%	10	06/01/21	06/01/21	06/13/22
13	304261013	0.00	4.72000%	0.00	4.72000%	10	06/13/22	06/01/21	06/01/21
14	300801305	12,958,189.44	4.70600%	12,958,189.44	4.70600%	10	05/29/20	04/01/20	07/13/20
14	300801305	0.00	4.70600%	0.00	4.70600%	10	07/13/20	04/01/20	05/29/20
21	300801274	0.00	4.22200%	0.00	4.22200%		08/31/20	09/01/20	10/13/20
21	300801274	0.00	4.22200%	0.00	4.22200%	10	10/13/20	09/01/20	08/31/20
27	300801300	8,263,390.25	4.58900%	8,263,390.25	4.58900%	10	05/15/20	04/01/20	07/13/20
27	300801300	0.00	4.58900%	0.00	4.58900%	10	07/13/20	04/01/20	05/15/20
28	300801297	0.00	4.71800%	0.00	4.71800%	8	09/09/22	09/09/22	09/12/22
28	300801297	0.00	4.71800%	0.00	4.71800%	8	09/12/22	09/09/22	09/09/22
33	304261033	7,563,825.32	4.89000%	7,563,825.32	4.89000%	10	05/01/20	05/01/20	07/13/20
33	304261033	0.00	4.89000%	0.00	4.89000%	10	07/13/20	05/01/20	05/01/20
37	304261037	6,918,132.73	4.89000%	6,918,132.73	4.89000%	10	06/12/20	07/01/20	08/11/20
37	304261037	0.00	4.89000%	0.00	4.89000%	10	08/11/20	07/01/20	06/12/20
49	695100532	5,356,794.33	4.77000%	5,356,794.33	4.77000%	10	06/11/20	05/06/20	05/06/20
49	695100532	5,348,471.86	4.77000%	5,348,471.86	4.77000%	10	05/06/20	05/06/20	06/11/20
56	304261056	4,670,449.88	5.29000%	4,670,449.88	5.29000%	10	06/01/20	06/01/20	07/13/20
56	304261056	0.00	5.29000%	0.00	5.29000%	10	07/13/20	06/01/20	06/01/20
Totals		129,710,276.00		129,710,276.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	300801300 01/18/23	7,818,202.63	9,400,000.00	8,438,622.24	1,838,475.64	8,438,622.24	6,600,146.60	1,218,056.03	0.00	623,565.79	594,490.24	6.61%
42	695100528 06/17/22	5,485,883.75	6,800,000.00	6,185,783.83	815,213.28	6,185,783.83	5,370,570.55	115,313.20	0.00	12,387.23	102,925.97	1.57%
43	304261043 04/16/21	5,857,942.28	4,750,000.00	5,619,174.18	2,448,471.35	5,619,174.18	3,170,702.83	2,687,239.45	0.00	130,832.64	2,556,406.81	39.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,162,028.66	20,950,000.00	20,243,580.25	5,102,160.27	20,243,580.25	15,141,419.98	4,020,608.68	0.00	766,785.66	3,253,823.02

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	300801300	11/17/23	0.00	0.00	594,490.24	0.00	0.00	362.00	0.00	0.00	594,490.24
		09/15/23	0.00	0.00	594,128.24	0.00	0.00	1,326.00	0.00	0.00
		08/17/23	0.00	0.00	592,802.24	0.00	0.00	(677,546.82)	0.00	0.00
		07/17/23	0.00	0.00	1,270,349.06	0.00	0.00	31,032.53	0.00	0.00
		06/16/23	0.00	0.00	1,239,316.53	0.00	0.00	600.00	0.00	0.00
		05/17/23	0.00	0.00	1,238,716.53	0.00	0.00	2,820.50	0.00	0.00
		03/17/23	0.00	0.00	1,235,896.03	0.00	0.00	17,227.00	0.00	0.00
		02/17/23	0.00	0.00	1,218,669.03	0.00	0.00	613.00	0.00	0.00
		01/18/23	0.00	0.00	1,218,056.03	0.00	0.00	1,218,056.03	0.00	0.00
42	695100528	03/17/23	0.00	0.00	102,925.97	0.00	0.00	(12,387.23)	0.00	0.00	102,925.97
		06/17/22	0.00	0.00	115,313.20	0.00	0.00	115,313.20	0.00	0.00
43	304261043	06/17/22	0.00	0.00	2,556,406.81	0.00	0.00	(130,832.64)	0.00	0.00	2,556,406.81
		04/16/21	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,253,823.02	0.00	0.00	3,253,823.02	0.00	0.00	3,253,823.02

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	12,986.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.57	0.00	0.00	0.00
Total	0.00	0.00	12,986.11	0.00	0.00	0.00	0.00	0.00	1.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,987.68

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29